Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PUTNAM VARIABLE TRUST
Entity Central Index Key	0000822671
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class IA
Shareholder Report [Line Items]
Fund Name	Putnam VT Emerging Markets Equity Fund
Class Name	Class IA
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Emerging Markets Equity Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IA1	$118	1.09%
[1],[2]
Expenses Paid, Amount	$ 118	[1]
Expense Ratio, Percent	1.09%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IA shares of Putnam VT Emerging Markets Equity Fund returned 16.10%. The Fund compares its performance to the MSCI Emerging Markets Index-NR and the Putnam VT Emerging Markets Equity Linked Benchmark†, which both returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions in:
↑	Taiwan Semiconductor Manufacturing, an integrated circuit and semiconductor manufacturer
↑	Tencent Holdings, a Chinese internet and technology company
↑	Indian Hotels Company, a hospitality business

Top detractors from performance:
Overweight positions in:
↓	Grupo Financiero Banorte, a Mexican financial services company
↓	Samsung Electronics, a South Korean consumer electronics company
↓	AIA Group, a multinational insurance and finance company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IA	16.10	3.04	4.29
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64
Putnam VT Emerging Markets Equity Linked Benchmark†	7.50	3.05	5.35
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 22,958,853
Holdings Count | $ / shares	59	[4]
Advisory Fees Paid, Amount	$ 112,583
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$22,958,853
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$112,583
Portfolio Turnover Rate	64%
[4]
Holdings [Text Block]		[5]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IB
Shareholder Report [Line Items]
Fund Name	Putnam VT Emerging Markets Equity Fund
Class Name	Class IB
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Emerging Markets Equity Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB1	$145	1.34%
[6],[7]
Expenses Paid, Amount	$ 145	[6]
Expense Ratio, Percent	1.34%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IB shares of Putnam VT Emerging Markets Equity Fund returned 15.77%. The Fund compares its performance to the MSCI Emerging Markets Index-NR and the Putnam VT Emerging Markets Equity Linked Benchmark†, which both returned 7.50% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight positions in:
↑	Taiwan Semiconductor Manufacturing, an integrated circuit and semiconductor manufacturer
↑	Tencent Holdings, a Chinese internet and technology company
↑	Indian Hotels Company, a hospitality business

Top detractors from performance:
Overweight positions in:
↓	Grupo Financiero Banorte, a Mexican financial services company
↓	Samsung Electronics, a South Korean consumer electronics company
↓	AIA Group, a multinational insurance and finance company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IB	15.77	2.77	4.03
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI Emerging Markets Index-NR	7.50	1.70	3.64
Putnam VT Emerging Markets Equity Linked Benchmark†	7.50	3.05	5.35
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 22,958,853
Holdings Count | $ / shares	59	[9]
Advisory Fees Paid, Amount	$ 112,583
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$22,958,853
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$112,583
Portfolio Turnover Rate	64%
[9]
Holdings [Text Block]		[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisors, Putnam Investments Limited (“PIL”) and The Putnam Advisory Company, LLC (“PAC”), indirect, wholly-owned subsidiaries of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and new sub-advisory contracts with PIL and PAC. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	The Putnam VT Emerging Markets Equity Linked Benchmark represents the performance of the MSCI EAFE Growth Index-NR through April 29, 2020, and the performance of the MSCI Emerging Markets Index-NR thereafter.

[4]
*	Includes derivatives, if applicable.

[5]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[6]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	The Putnam VT Emerging Markets Equity Linked Benchmark represents the performance of the MSCI EAFE Growth Index-NR through April 29, 2020, and the performance of the MSCI Emerging Markets Index-NR thereafter.

[9]
*	Includes derivatives, if applicable.

[10]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.